Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Global Silver Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 62.8%
Americas Silver Corp.(a)	323,359	$554,918
Dundee Precious Metals Inc.(a)	411,710	1,138,986
Eldorado Gold Corp.(a)	357,430	1,329,886
Endeavour Silver Corp.(a)(b)	437,175	776,108
Excellon Resources Inc.(a)	477,790	254,463
First Majestic Silver Corp.(a)(b)	401,908	2,440,761
Fortuna Silver Mines Inc.(a)	422,958	1,091,888
GoGold Resources Inc.(a)(b)	950,239	277,642
Great Panther Mining Ltd.(a)(b)	1,008,319	745,853
Lundin Gold Inc.(a)	181,346	764,607
MAG Silver Corp.(a)	189,232	1,850,468
Mandalay Resources Corp.(a)(b)	5,029,533	316,229
Maya Gold & Silver Inc.(a)(b)	219,512	349,102
Minco Silver Corp.(a)(b)	320,694	109,120
New Gold Inc.(a)	1,178,437	749,653
Pan American Silver Corp.	218,844	2,374,763
Premier Gold Mines Ltd.(a)	497,554	691,916
Seabridge Gold Inc.(a)(b)	108,921	1,306,826
Silvercorp Metals Inc.	509,813	1,116,241
SSR Mining Inc.(a)	217,800	2,542,262
Wheaton Precious Metals Corp.	596,513	13,188,678

		33,970,370

Japan — 3.2%
Asahi Holdings Inc.	88,400	1,712,228

Mexico — 5.0%
Industrias Penoles SAB de CV	243,336	2,721,159

Peru — 10.3%
Cia. de Minas Buenaventura SAA, ADR	364,866	5,535,017

United Kingdom — 10.7%
Fresnillo PLC	391,782	3,792,399
Hochschild Mining PLC	675,206	1,319,096
SolGold PLC(a)	1,275,215	498,257

Security	Shares	Value

United Kingdom (continued)
Trans-Siberian Gold PLC	269,062	$183,128

		5,792,880

United States — 7.6%
Coeur Mining Inc.(a)(b)	434,395	1,233,682
Gold Resource Corp.	156,939	445,707
Golden Minerals Co.(a)(b)	387,182	98,731
Hecla Mining Co.	1,008,730	1,321,436
McEwen Mining Inc.(b)	742,273	1,002,069

		4,101,625

Total Common Stocks — 99.6% (Cost: $64,430,775)		53,833,279

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	4,866,779	4,868,726
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	19,198	19,198

		4,887,924

Total Short-Term Investments — 9.0% (Cost: $4,886,148)		4,887,924

Total Investments in Securities — 108.6% (Cost: $69,316,923)		58,721,203

Other Assets, Less Liabilities — (8.6)%		(4,641,853)

Net Assets — 100.0%		$54,079,350

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,592,922	(2,726,143)	4,866,779	$4,868,726	$146,110	(a)	$520	$50
BlackRock Cash Funds: Treasury, SL Agency Shares	32,226	(13,028)	19,198	19,198	543		—	—

				$4,887,924	$146,653		$520	$50

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Silver Miners ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$53,833,279	$—	$—	$53,833,279
Money Market Funds	4,887,924	—	—	4,887,924

	$58,721,203	$—	$—	$58,721,203

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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